Weighted Average Asset Allocation Of Pension Plan - Birds Eye Foods (Detail)	Dec. 30, 2012	Dec. 25, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Actual plan asset allocations	100.00%	100.00%
Birds Eye Foods Pension Plan [Member] | Equity Securities [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Actual plan asset allocations	60.00%	39.00%
Birds Eye Foods Pension Plan [Member] | Debt Securities [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Actual plan asset allocations	40.00%	59.00%
Birds Eye Foods Pension Plan [Member] | Cash [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Actual plan asset allocations	0.00%	2.00%